Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Table Text Block]
Changes in MPLX LP’s equity resulting from changes in its ownership interest in Pipe Line Holdings were as follows:

(In millions)	2015	2014
Net income attributable to MPLX LP	$156	$121
Transfer to noncontrolling interest:
Decrease in general partner-MPC equity for purchases of additional interest in Pipe Line Holdings	(6)	(638)
Change from net income attributable to MPLX LP and transfer to noncontrolling interest	$150	$(517)

Business Combination Disclosure [Text Block]
Acquisitions

Acquisition of Hardin Street Transportation LLC, Woodhaven Cavern LLC and MPLX Terminals LLC

On March 1, 2017, the Partnership entered into a Membership Interests Contributions Agreement (the “Contributions Agreement”) with MPLX GP LLC (the “General Partner”), MPLX Logistics Holdings LLC (“MPLX Logistics”), MPLX Holdings Inc. (“MPLX Holdings”) and MPC Investment LLC (“MPC Investment”). Pursuant to the Contributions Agreement, MPC Investment agreed to contribute the outstanding membership interests in HST, WHC and MPLXT through a series of intercompany contributions to the Partnership for approximately $1.5 billion in cash and equity consideration valued at approximately $504 million (the “Transaction”). The number of common units representing the equity consideration was determined by dividing the contribution amount by the simple average of the ten day trailing volume weighted average New York Stock Exchange price of a common unit for the ten trading days ending at market close on February 28, 2017. The fair value of the common and general partner units issued was approximately $503 million and consisted of (i) 9,197,900 common units representing limited partner interests in the Partnership to the General Partner, (ii) 2,630,427 common units to MPLX Logistics and (iii) 1,132,049 common units to MPLX Holdings. The Partnership also issued 264,497 general partner units to the General Partner in order to maintain its two percent general partner interest in the Partnership.

HST owns and operates various private crude oil and refined product pipeline systems and associated storage tanks. These pipeline systems consist of 174 miles of crude oil pipelines and 430 miles of refined products pipelines. WHC owns and operates nine butane and propane storage caverns located in Michigan with approximately 1.75 million barrels of natural gas liquids storage capacity. MPLXT owns and operates 59 terminals for the receipt, storage, blending, additization, handling and redelivery of refined petroleum products. Additionally, MPLXT operates one leased terminal and has partial ownership interest in two terminals. Collectively, these 62 terminals have a combined total shell capacity of approximately 23.6 million barrels. The terminal facilities are located primarily in the Midwest, Gulf Coast and Southeast regions of the United States. The Partnership accounts for these businesses within the L&S segment.
The Partnership’s combined consolidated financial statements includes periods prior to the acquisition of HST, WHC and MPLXT. MPC contributed the assets of HST, WHC and MPLXT to newly created and wholly-owned subsidiaries and entered into commercial agreements related to services provided by these new entities to MPC on January 1, 2015 for HST and WHC and April 1, 2016 for MPLXT. Prior to these dates, these entities were not considered businesses. The Partnership’s consolidated financial statements have been retrospectively recast for all periods to give effect to the acquisition of the HST and WHC as if the Transaction had occurred on January 1, 2015 and MPLXT as if the Transaction had occurred on April 1, 2016, as required for transactions between entities under common control.

In the following tables, information shown as Previously Reported means information disclosed in MPLX’s most recent Annual Report on Form 10-K for the year ended December 31, 2016, as filed with the SEC February 24, 2017.

The following table presents the Partnership’s previously reported Consolidated Statements of Income for the year ended December 31, 2016 retrospectively adjusted for the acquisition of HST, WHC and MPLXT:

	2016
(In millions, except per unit data)	MPLX LP (Previously Reported)	HST/WHC	MPLXT	Eliminations (1)	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$958	$—	$—	$—	$958
Service revenue - related parties	603	113	220	—	936
Rental income	298	—	—	—	298
Rental income - related parties	114	44	77	—	235
Product sales	572	—	—	—	572
Product sales - related parties	11	—	—	—	11
Gain on sale of assets	1	—	—	—	1
Loss from equity method investments	(74)	—	—	—	(74)
Other income	6	—	—	—	6
Other income - related parties	101	—	—	(15)	86
Total revenues and other income	2,590	157	297	(15)	3,029
Costs and expenses:
Cost of revenues (excludes items below)	354	37	63	—	454
Purchased product costs	448	—	—	—	448
Rental cost of sales	53	4	—	—	57
Rental cost of sales - related parties	—	2	—	(1)	1
Purchases - related parties	316	19	67	(14)	388
Depreciation and amortization	546	15	30	—	591
Impairment expense	130	—	—	—	130
General and administrative expenses	193	6	28	—	227
Other taxes	43	3	4	—	50
Total costs and expenses	2,083	86	192	(15)	2,346
Income from operations	507	71	105	—	683
Related party interest and other financial income	1	(1)	1	—	1
Interest expense (net of amounts capitalized of $28 million)	210	—	—	—	210
Other financial costs	50	—	—	—	50
Income before income taxes	246	72	104	—	422
Benefit for income taxes	(12)	—	—	—	(12)
Net income	258	72	104	—	434
Less: Net income attributable to noncontrolling interests	2	—	—	—	2
Less: Net income attributable to Predecessor	23	72	104	—	199
Net income attributable to MPLX LP	233	—	—	—	233
Less: Preferred units distributions	41	—	—	—	41
Less: General partner’s interest in net income attributable to MPLX LP	191	—	—	—	191
Limited partners’ interest in net income attributable to MPLX LP	$1	$—	$—	$—	$1

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.

The following table presents the Partnership’s previously reported Consolidated Statements of Income for the year ended December 31, 2015 retrospectively adjusted for the acquisition of HST and WHC:

	2015
(In millions, except per unit data)	MPLX LP (Previously Reported)	HST/WHC	Eliminations (1)	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$130	$—	$—	$130
Service revenue - related parties	593	108	—	701
Rental income	20	—	—	20
Rental income - related parties	101	45	—	146
Product sales	36	—	—	36
Product sales - related parties	1	—	—	1
Income from equity method investments	3	—	—	3
Other income	6	—	—	6
Other income - related parties	71	—	(13)	58
Total revenues and other income	961	153	(13)	1,101
Costs and expenses:
Cost of revenues (excludes items below)	225	22	—	247
Purchased product costs	20	—	—	20
Rental cost of sales	5	6	—	11
Rental cost of sales - related parties	—	2	(1)	1
Purchases - related parties	166	18	(12)	172
Depreciation and amortization	116	13	—	129
Impairment expense	—	—	—	—
General and administrative expenses	118	7	—	125
Other taxes	13	2	—	15
Total costs and expenses	663	70	(13)	720
Income from operations	298	83	—	381
Related party interest and other financial income	—	—	—	—
Interest expense (net of amounts capitalized of $5 million)	35	—	—	35
Other financial costs	13	(1)	—	12
Income before income taxes	250	84	—	334
Provision for income taxes	1	—	—	1
Net income	249	84	—	333
Less: Net income attributable to noncontrolling interests	1	—	—	1
Less: Net income attributable to Predecessor	92	84	—	176
Net income attributable to MPLX LP	156	—	—	156
Less: General partner’s interest in net income attributable to MPLX LP	57	—	—	57
Limited partners’ interest in net income attributable to MPLX LP	$99	$—	$—	$99

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.

The following table presents the Partnership’s previously reported Consolidated Balance Sheets as of December 31, 2016 retrospectively adjusted for the acquisition of HST, WHC and MPLXT:

	December 31, 2016
(In millions)	MPLX LP (Previously Reported)	HST/WHC	MPLXT	Eliminations (1)	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$234	$—	$—	$—	$234
Receivables, net	297	1	1	—	299
Receivables from related parties	122	91	38	(4)	247
Inventories	54	1	—	—	55
Other current assets	33	—	—	—	33
Total current assets	740	93	39	(4)	868
Equity method investments	2,467	—	4	—	2,471
Property, plant and equipment, net	10,730	265	413	—	11,408
Intangibles, net	492	—	—	—	492
Goodwill	2,199	25	21	—	2,245
Long-term receivables from related parties	4	—	7	—	11
Other noncurrent assets	14	—	—	—	14
Total assets	$16,646	$383	$484	$(4)	$17,509
Liabilities
Current liabilities:
Accounts payable	$123	$5	$12	$—	$140
Accrued liabilities	228	4	—	—	232
Payables to related parties	75	4	12	(4)	87
Deferred revenue	2	—	—	—	2
Deferred revenue - related parties	34	4	—	—	38
Accrued property, plant and equipment	132	9	5	—	146
Accrued taxes	33	2	3	—	38
Accrued interest payable	53	—	—	—	53
Other current liabilities	24	1	2	—	27
Total current liabilities	704	29	34	(4)	763
Long-term deferred revenue	12	—	—	—	12
Long-term deferred revenue - related parties	15	—	4	—	19
Long-term debt	4,422	—	—	—	4,422
Deferred income taxes	5	—	1	—	6
Deferred credits and other liabilities	169	2	6	—	177
Total liabilities	5,327	31	45	(4)	5,399
Redeemable preferred units	1,000	—	—	—	1,000
Equity
Common unitholders - public	8,086	—	—	—	8,086
Class B unitholders	133	—	—	—	133
Common unitholder - MPC	1,069	—	—	—	1,069
General partner - MPC	1,013	—	—	—	1,013
Equity of Predecessor	—	352	439	—	791
Total MPLX LP partners’ capital	10,301	352	439	—	11,092
Noncontrolling interest	18	—	—	—	18
Total equity	10,319	352	439	—	11,110
Total liabilities and equity	$16,646	$383	$484	$(4)	$17,509

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.

The following table presents the Partnership’s previously reported Consolidated Balance Sheets as of December 31, 2015 retrospectively adjusted for the acquisition of HST and WHC:

	December 31, 2015
(In millions)	MPLX LP (Previously Reported)	HST/WHC	Eliminations (1)	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$43	$—	$—	$43
Receivables, net	245	2	—	247
Receivables from related parties	187	56	(2)	241
Inventories	51	1	—	52
Other current assets	50	1	—	51
Total current assets	576	60	(2)	634
Equity method investments	2,458	—	—	2,458
Property, plant and equipment, net	9,997	217	—	10,214
Intangibles, net	466	—	—	466
Goodwill	2,570	25	—	2,595
Long-term receivables from related parties	25	—	—	25
Other noncurrent assets	12	—	—	12
Total assets	$16,104	$302	$(2)	$16,404
Liabilities
Current liabilities:
Accounts payable	$91	$5	$—	$96
Accrued liabilities	187	2	—	189
Payables to related parties	54	4	(2)	56
Deferred revenue - related parties	32	—	—	32
Accrued property, plant and equipment	168	6	—	174
Accrued taxes	27	1	—	28
Accrued interest payable	54	—	—	54
Other current liabilities	12	4	—	16
Total current liabilities	625	22	(2)	645
Long-term deferred revenue	4	—	—	4
Long-term deferred revenue - related parties	9	—	—	9
Long-term debt	5,255	—	—	5,255
Deferred income taxes	378	—	—	378
Deferred credits and other liabilities	166	1	—	167
Total liabilities	6,437	23	(2)	6,458
Equity
Common unitholders - public	7,691	—	—	7,691
Class B unitholders	266	—	—	266
Common unitholder - MPC	465	—	—	465
General partner - MPC	819	—	—	819
Equity of Predecessor	413	279	—	692
Total MPLX LP partners’ capital	9,654	279	—	9,933
Noncontrolling interest	13	—	—	13
Total equity	9,667	279	—	9,946
Total liabilities and equity	$16,104	$302	$(2)	$16,404

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.
The following table presents the Partnership’s previously reported Consolidated Statements of Cash Flows for the year ended December 31, 2016 retrospectively adjusted for the acquisition of HST, WHC and MPLXT:

	2016
(In millions)	MPLX LP (Previously Reported)	HST/WHC	MPLXT	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$258	$72	$104	$434
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	46	—	—	46
Depreciation and amortization	546	15	30	591
Impairment expense	130	—	—	130
Deferred income taxes	(17)	—	—	(17)
Asset retirement expenditures	(5)	(1)	—	(6)
Gain on disposal of assets	(1)	—	—	(1)
Loss from equity methods investments	74	—	—	74
Distributions from unconsolidated affiliates	148	—	—	148
Changes in:			—
Current receivables	(52)	1	(1)	(52)
Inventories	(8)	—	—	(8)
Change in fair value of derivatives	43	—	—	43
Current accounts payable and accrued liabilities	100	—	2	102
Receivables from / liabilities to related parties	6	2	(27)	(19)
All other, net	20	5	1	26
Net cash provided by operating activities	1,288	94	109	1,491
Investing activities:
Additions to property, plant and equipment	(1,206)	(60)	(47)	(1,313)
Acquisitions, net of cash acquired	—	—	—	—
Investments - loans from related parties	77	(33)	(61)	(17)
Disposal of assets	1	—	—	1
Investments in unconsolidated affiliates	(87)	—	—	(87)
All other, net	3	—	—	3
Net cash used in investing activities	(1,212)	(93)	(108)	(1,413)
Financing activities:
Long-term debt - borrowings	434	—	—	434
- repayments	(1,312)	—	—	(1,312)
Related party debt - borrowings	2,532	—	—	2,532
- repayments	(2,540)	—	—	(2,540)
Net proceeds from equity offerings	792	—	—	792
Issuance of redeemable preferred units	984	—	—	984
Distributions to preferred unitholders	(25)	—	—	(25)
Distributions to unitholders and general partner	(845)	—	—	(845)
Distributions to noncontrolling interests	(3)	—	—	(3)
Contributions from noncontrolling interests	6	—	—	6
Consideration payment to Class B unitholders	(25)	—	—	(25)
Contribution from MPC	225	—	—	225
Distributions to MPC from Predecessor	(104)	—	—	(104)
All other, net	(4)	(1)	(1)	(6)
Net cash provided by (used in) financing activities	115	(1)	(1)	113
Net increase in cash and cash equivalents	191	—	—	191
Cash and cash equivalents at beginning of period	43	—	—	43
Cash and cash equivalents at end of period	$234	$—	$—	$234
The following table presents the Partnership’s previously reported Consolidated Statements of Cash Flows for the year ended December 31, 2015 retrospectively adjusted for the acquisition of HST and WHC:

	2015
(In millions)	MPLX LP (Previously Reported)	HST/WHC	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$249	$84	$333
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	5	—	5
Depreciation and amortization	116	13	129
Deferred income taxes	1	—	1
Asset retirement expenditures	(1)	—	(1)
Income from equity methods investments	(3)	—	(3)
Distributions from unconsolidated affiliates	15	—	15
Changes in:
Current receivables	(29)	—	(29)
Inventories	1	—	1
Change in fair value of derivatives	(6)	—	(6)
Current accounts payable and accrued liabilities	2	3	5
Receivables from / liabilities to related parties	(22)	(12)	(34)
All other, net	12	(1)	11
Net cash provided by operating activities	340	87	427
Investing activities:
Additions to property, plant and equipment	(288)	(46)	(334)
Acquisitions, net of cash acquired	(1,218)	—	(1,218)
Investments - loans from related parties	(77)	(41)	(118)
Investments in unconsolidated affiliates	(14)	—	(14)
All other, net	(2)	—	(2)
Net cash used in investing activities	(1,599)	(87)	(1,686)
Financing activities:
Long-term debt - borrowings	1,490	—	1,490
- repayments	(1,441)	—	(1,441)
Related party debt - borrowings	301	—	301
- repayments	(293)	—	(293)
Debt issuance costs	(11)	—	(11)
Net proceeds from equity offerings	1	—	1
Issuance of units in MarkWest Merger	169	—	169
Contributions from MPC - MarkWest Merger	1,230	—	1,230
Distributions to unitholders and general partner	(158)	—	(158)
Distributions to noncontrolling interests	(1)	—	(1)
Contribution from MPC	1	—	1
Distributions related to purchase of additional interest in Pipe Line Holdings	(12)	—	(12)
All other, net	(1)	—	(1)
Net cash provided by financing activities	1,275	—	1,275
Net increase in cash and cash equivalents	16	—	16
Cash and cash equivalents at beginning of period	27	—	27
Cash and cash equivalents at end of period	$43	$—	$43

Acquisition of Hardin Street Marine LLC

On March 14, 2016, the Partnership entered into a Membership Interests Contribution Agreement (the “Contribution Agreement”) with the General Partner, MPLX Logistics and MPC Investment, each a wholly-owned subsidiary of MPC, related to the acquisition of HSM, MPC’s inland marine business, from MPC. Pursuant to the Contribution Agreement, the transaction was valued at $600 million, consisting of a fixed number of common units and general partner units of 22,534,002 and 459,878, respectively. The general partner units maintain MPC’s two percent general partner interest in the Partnership. The acquisition closed on March 31, 2016 and the fair value of the common units and general partner units issued was $669 million and $14 million, respectively, as recorded on the Consolidated Statements of Equity. MPC agreed to waive distributions in the first quarter of 2016 on MPLX LP common units issued in connection with this transaction. MPC did not receive general partner distributions or incentive distribution rights that would have otherwise accrued on such MPLX LP common units with respect to the first quarter distributions. The value of these waived distributions was $15 million.

The inland marine business, comprised of 18 tow boats and 205 barges which transport light products, heavy oils, crude oil, renewable fuels, chemicals and feedstocks in the Midwest and U.S. Gulf Coast regions, accounted for nearly 60 percent of the total volumes MPC shipped by inland marine vessels as of March 31, 2016. The Partnership accounts for HSM as a reporting unit of the L&S segment.

The acquisition from MPC was a transfer between entities under common control. As an entity under common control with MPC, the Partnership recorded the assets acquired from MPC on its consolidated Balance Sheets at MPC’s historical basis instead of fair value. Transfers of businesses between entities under common control require prior periods to be retrospectively adjusted to furnish comparative information. Accordingly, the Partnership has retrospectively adjusted the historical financial results for all periods to include HSM.

Purchase of MarkWest Energy Partners, L.P.

On December 4, 2015, a wholly-owned subsidiary of the Partnership merged with MarkWest. Each common unit of MarkWest issued and outstanding immediately prior to the effective time of the MarkWest Merger was converted into a right to receive 1.09 common units representing limited partner interests in MPLX LP, plus a one-time cash payment of $6.20 per unit. Each Class B unit of MarkWest issued and outstanding immediately prior to the effective time of the MarkWest Merger was converted into the right to receive one Class B unit of MPLX LP. Each Class B unit of MPLX LP will convert into 1.09 common units of MPLX LP and the right to receive $6.20 in cash, and the conversion of the Class B units will occur in equal installments, the first of which occurred on July 1, 2016 and the second of which will occur on July 1, 2017. MPC contributed approximately $1.3 billion of cash to the Partnership to pay the aggregate cash consideration to MarkWest unitholders, without receiving any new equity in exchange. At closing, MPC made a payment of $1.2 billion to MarkWest common unitholders and the remaining $50 million is payable in equal amounts, the first of which was paid in July 2016 and the second of which will be paid in July 2017, in connection with the conversion of the remaining outstanding Class B units to MPLX LP common units. The Partnership’s financial results reflect the results MarkWest from the date of the acquisition.

The components of the fair value of consideration transferred are as follows:

(In millions)
Fair value of units issued	$7,326
Cash	1,230
Paid/payable to MarkWest Class B unitholders	50
Total fair value of consideration transferred	$8,606

The following table summarizes the final purchase price allocation. Subsequent to December 31, 2015, additional analysis was completed and adjustments were made to the preliminary purchase price allocation as noted in the table below. The fair value of assets acquired and liabilities and noncontrolling interests assumed at the acquisition date as of December 31, 2016, are as follows:

(In millions)	As Originally Reported	Adjustments	As Adjusted
Cash and cash equivalents	$12	$—	$12
Receivables	164	—	164
Inventories	33	(1)	32
Other current assets	44	—	44
Equity method investments	2,457	143	2,600
Property, plant and equipment	8,474	43	8,517
Intangibles	468	65	533
Other noncurrent assets	5	—	5
Total assets acquired	11,657	250	11,907
Accounts payable	322	—	322
Accrued liabilities	13	6	19
Accrued taxes	21	—	21
Other current liabilities	44	—	44
Long-term debt	4,567	—	4,567
Deferred income taxes	374	3	377
Deferred credits and other liabilities	151	—	151
Noncontrolling interest	13	—	13
Total liabilities and noncontrolling interest assumed	5,505	9	5,514
Net assets acquired excluding goodwill	6,152	241	6,393
Goodwill	2,454	(241)	2,213
Net assets acquired	$8,606	$—	$8,606

Adjustments to the preliminary purchase price stem mainly from additional information obtained by management in the first and second quarters of 2016 about facts and circumstances that existed at the acquisition date, including updates to forecasted employee benefit costs, maintenance capital expenditures and completion of certain valuations to determine the underlying fair value of certain acquired assets. The adjustment to intangibles mainly relates to a misstatement in the original preliminary purchase price allocation. The correction of the error resulted in a $68 million reduction to the carrying value of goodwill and an offsetting increase of $64 million in intangibles and $2 million in each of equity method investments and property, plant and equipment. Management concluded that the correction of the error is immaterial to the consolidated financial statements of all periods presented. As further discussed in Note 18, in the first quarter of 2016 the Partnership recorded a goodwill impairment charge based on the implied fair value of goodwill as of the interim impairment analysis date. During the second quarter of 2016, the Partnership finalized its analysis of the final purchase price allocation. The completion of the purchase price allocation resulted in a refinement of the impairment expense recorded, as more fully discussed in Note 18.

The increase to the fair value of intangibles and property, plant and equipment noted above resulted in additional amortization and depreciation expense of approximately $1 million recognized for the year ended December 31, 2016, in Depreciation and amortization in the Consolidated Statements of Income, that would have been recorded for the year ended December 31, 2015, had the fair value adjustments been recorded as of December 4, 2015. The increase in the fair value of equity investments above would not have had a material effect on the income from equity method investments had the fair value adjustment been recorded as of December 4, 2015.

The purchase price allocation resulted in the recognition of $2.2 billion of goodwill in three reporting units within the Partnership’s G&P segment, substantially all of which is not deductible for tax purposes. Goodwill represents the complimentary aspects of the highly diverse asset base of MarkWest and MPLX LP that will provide significant additional opportunities across multiple segments of the hydrocarbon value chain.

The Partnership recognized $36 million of acquisition-related costs associated with the MarkWest Merger. These costs were expensed, with $30 million included in General and administrative expenses and $6 million included in Other financial costs.

The fair value of the common units issued was determined on the basis of the closing market price of the Partnership’s units as of the effective time of the transaction and is considered a Level 1 measurement. The fair value of the Class B units issued was determined based on reference to the value of the common units, adjusted for a lack of distributions prior to their stated conversion dates, and is considered a Level 2 measurement. The fair values of the long-term debt and SMR liabilities were determined as of the acquisition date using the methods discussed in Note 15.

The fair value of the equity method investments was determined based on applying the discounted cash flow method, which is an income approach, to the Partnership’s equity method investments on an individual basis. Key assumptions include discount rates of 9.4 percent to 11.1 percent and terminal values based on the Gordon growth method to capitalize the cash flows, using a 2.5 percent long term growth rate. Intangibles represent customer contracts and related relationships. The fair value of the intangibles was determined based on applying the multi-period excess earnings method, which is an income approach. Key assumptions include attrition rates by reporting unit ranging from 5.0 percent to 10.0 percent and discount rates by reporting unit ranging from 11.5 percent to 12.8 percent. The fair value of property, plant and equipment was determined primarily based on the cost approach. Key assumptions include inputs to the valuation methodology such as recent purchases of similar items and published data for similar items. Components were adjusted for economic and functional obsolescence, location, normal useful lives, and capacity (if applicable). The fair value measurements for equity method investments, intangibles, and property, plant and equipment are based on significant inputs that are not observable in the market and, therefore, represent Level 3 measurements.

The amounts of revenue and income from operations associated with MarkWest in the Consolidated Statements of Income for 2015 are as follows:

(In millions)	2015
Revenues and other income	$126
Income from operations	32

Unaudited Pro Forma Financial Information

The following unaudited pro forma financial information presents consolidated results assuming the MarkWest Merger occurred on January 1, 2014.

(In millions, except per unit data)	2015	2014
Revenues and other income	$2,817	$2,972
Net income attributable to MPLX LP	228	330
Net income attributable to MPLX LP per unit - basic	0.47	1.09
Net income attributable to MPLX LP per unit - diluted	0.45	1.03

The unaudited pro forma financial information includes adjustments primarily to align accounting policies, adjust depreciation expense to reflect the fair value of property, plant and equipment, increase amortization expense related to identifiable intangible assets and adjust interest expense related to the fair value of MarkWest’s long-term debt, as well as the related income tax effects. The pro forma financial information does not give effect to potential synergies that could result from the acquisition and is not necessarily indicative of the results of future operations.

MarkWest has a 60 percent legal ownership interest in MarkWest Utica EMG for the years ended December 31, 2015 and 2014, respectively. MarkWest Utica EMG’s inability to fund its planned activities without subordinated financial support qualify it as a VIE. The financing structure for MarkWest Utica EMG at its inception resulted in a de-facto agent relationship under which MarkWest was deemed to be the primary beneficiary of MarkWest Utica EMG. Therefore, MarkWest consolidated MarkWest Utica EMG in its historical financial statements. In the fourth quarter of 2015, based on economic conditions and other pertinent factors, the accounting for its investment in MarkWest Utica EMG was re-assessed. As of December 4, 2015, the entity has been deconsolidated. For purposes of this pro forma financial information, MarkWest Utica EMG has been consolidated for the period prior to the acquisition consistent with its treatment in the historical periods presented.

A summary of the amounts included in the historical financial statements of MarkWest for the year ended December 31, 2014 and the period from January 1, 2015 through December 3, 2015 related to MarkWest Utica EMG are as follows:

(in millions)	2015	2014
Revenue and other income	$152	$85
Cost of revenue excluding depreciation and amortization	27	48
Depreciation and amortization	61	50
Net income attributable to noncontrolling interest	64	31
Net loss	(5)	(46)

EMG Utica, LLC (“EMG Utica”), a joint venture partner in MarkWest Utica EMG, received a special non-cash allocation of income of approximately $41 million and $37 million for the period from January 1, 2015 through December 3, 2015 and the year ended December 31, 2014, respectively. See Note 5 for a description of the transaction and its impact on the financial statements. Net income of MarkWest would not have changed had MarkWest Utica EMG been deconsolidated for the year ended December 31, 2014 and the period from January 1, 2015 through December 3, 2015.

Purchases of Pipe Line Holdings

Effective December 4, 2015, the Partnership purchased the remaining 0.5 percent interest in Pipe Line Holdings from subsidiaries of MPC for consideration of $12 million. This resulted in Pipe Line Holdings becoming a wholly-owned subsidiary of the Partnership. The Partnership recorded the 0.5 percent interest at its historical carrying value of $6 million and the excess cash paid and equity contributed over historical carrying value of $6 million as a decrease to general partner equity. Prior to this transaction, the 0.5 percent interest was held by MPC and was reflected as the noncontrolling interest retained by MPC in the consolidated financial statements.

Effective December 1, 2014, the Partnership purchased a 22.875 percent interest in Pipe Line Holdings from subsidiaries of MPC for consideration of $600 million, which was financed through borrowings under our bank revolving credit facility, as discussed in Note 17. In addition, the Partnership accepted a contribution of 7.625 percent of outstanding partnership interests of Pipe Line Holdings from subsidiaries of MPC in exchange for the issuance of equity valued at $200 million, as discussed in Note 8. The Partnership recorded the combined 30.5 percent interest at its historical carrying value of $335 million and the excess cash paid and equity contributed over historical carrying value of $465 million as a decrease to general partner equity. Prior to this transaction, the 30.5 percent interest was held by MPC and was reflected as part of the noncontrolling interest retained by MPC in the consolidated financial statements. Beginning December 1, 2014, the consolidated financial statements reflect the 99.5 percent general partner interest in Pipe Line Holdings owned by MPLX LP, while the 0.5 percent limited partner interest held by MPC is reflected as a noncontrolling interest.

On March 1, 2014, the Partnership acquired a 13 percent interest in Pipe Line Holdings from MPC for consideration of $310 million, which was funded with $40 million of cash on hand and $270 million of borrowings on the bank revolving credit facility. The Partnership recorded the 13 percent interest in Pipe Line Holdings at its historical carrying value of $138 million and the excess cash paid over historical carrying value of $172 million as a decrease to general partner equity.

In addition, on May 1, 2013, the Partnership acquired a five percent interest in Pipe Line Holdings from MPC for consideration of $100 million, which was funded with cash on hand. The Partnership recorded the five percent interest in Pipe Line Holdings at its historical carrying value of $54 million and the excess cash paid over historical carrying value of $46 million as a decrease to general partner equity.

These acquisitions were accounted for on a prospective basis and the terms of the acquisitions were approved by the conflicts committee of the board of directors of the general partner, which is comprised entirely of independent directors.

Changes in MPLX LP’s equity resulting from changes in its ownership interest in Pipe Line Holdings were as follows:

(In millions)	2015	2014
Net income attributable to MPLX LP	$156	$121
Transfer to noncontrolling interest:
Decrease in general partner-MPC equity for purchases of additional interest in Pipe Line Holdings	(6)	(638)
Change from net income attributable to MPLX LP and transfer to noncontrolling interest	$150	$(517)

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma financial information presents consolidated results assuming the MarkWest Merger occurred on January 1, 2014.

(In millions, except per unit data)	2015	2014
Revenues and other income	$2,817	$2,972
Net income attributable to MPLX LP	228	330
Net income attributable to MPLX LP per unit - basic	0.47	1.09
Net income attributable to MPLX LP per unit - diluted	0.45	1.03

HST & WHC & MPLXT [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table presents the Partnership’s previously reported Consolidated Statements of Income for the year ended December 31, 2016 retrospectively adjusted for the acquisition of HST, WHC and MPLXT:

	2016
(In millions, except per unit data)	MPLX LP (Previously Reported)	HST/WHC	MPLXT	Eliminations (1)	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$958	$—	$—	$—	$958
Service revenue - related parties	603	113	220	—	936
Rental income	298	—	—	—	298
Rental income - related parties	114	44	77	—	235
Product sales	572	—	—	—	572
Product sales - related parties	11	—	—	—	11
Gain on sale of assets	1	—	—	—	1
Loss from equity method investments	(74)	—	—	—	(74)
Other income	6	—	—	—	6
Other income - related parties	101	—	—	(15)	86
Total revenues and other income	2,590	157	297	(15)	3,029
Costs and expenses:
Cost of revenues (excludes items below)	354	37	63	—	454
Purchased product costs	448	—	—	—	448
Rental cost of sales	53	4	—	—	57
Rental cost of sales - related parties	—	2	—	(1)	1
Purchases - related parties	316	19	67	(14)	388
Depreciation and amortization	546	15	30	—	591
Impairment expense	130	—	—	—	130
General and administrative expenses	193	6	28	—	227
Other taxes	43	3	4	—	50
Total costs and expenses	2,083	86	192	(15)	2,346
Income from operations	507	71	105	—	683
Related party interest and other financial income	1	(1)	1	—	1
Interest expense (net of amounts capitalized of $28 million)	210	—	—	—	210
Other financial costs	50	—	—	—	50
Income before income taxes	246	72	104	—	422
Benefit for income taxes	(12)	—	—	—	(12)
Net income	258	72	104	—	434
Less: Net income attributable to noncontrolling interests	2	—	—	—	2
Less: Net income attributable to Predecessor	23	72	104	—	199
Net income attributable to MPLX LP	233	—	—	—	233
Less: Preferred units distributions	41	—	—	—	41
Less: General partner’s interest in net income attributable to MPLX LP	191	—	—	—	191
Limited partners’ interest in net income attributable to MPLX LP	$1	$—	$—	$—	$1

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.

The following table presents the Partnership’s previously reported Consolidated Statements of Income for the year ended December 31, 2015 retrospectively adjusted for the acquisition of HST and WHC:

	2015
(In millions, except per unit data)	MPLX LP (Previously Reported)	HST/WHC	Eliminations (1)	MPLX LP (Currently Reported)
Revenues and other income:
Service revenue	$130	$—	$—	$130
Service revenue - related parties	593	108	—	701
Rental income	20	—	—	20
Rental income - related parties	101	45	—	146
Product sales	36	—	—	36
Product sales - related parties	1	—	—	1
Income from equity method investments	3	—	—	3
Other income	6	—	—	6
Other income - related parties	71	—	(13)	58
Total revenues and other income	961	153	(13)	1,101
Costs and expenses:
Cost of revenues (excludes items below)	225	22	—	247
Purchased product costs	20	—	—	20
Rental cost of sales	5	6	—	11
Rental cost of sales - related parties	—	2	(1)	1
Purchases - related parties	166	18	(12)	172
Depreciation and amortization	116	13	—	129
Impairment expense	—	—	—	—
General and administrative expenses	118	7	—	125
Other taxes	13	2	—	15
Total costs and expenses	663	70	(13)	720
Income from operations	298	83	—	381
Related party interest and other financial income	—	—	—	—
Interest expense (net of amounts capitalized of $5 million)	35	—	—	35
Other financial costs	13	(1)	—	12
Income before income taxes	250	84	—	334
Provision for income taxes	1	—	—	1
Net income	249	84	—	333
Less: Net income attributable to noncontrolling interests	1	—	—	1
Less: Net income attributable to Predecessor	92	84	—	176
Net income attributable to MPLX LP	156	—	—	156
Less: General partner’s interest in net income attributable to MPLX LP	57	—	—	57
Limited partners’ interest in net income attributable to MPLX LP	$99	$—	$—	$99

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.

The following table presents the Partnership’s previously reported Consolidated Balance Sheets as of December 31, 2016 retrospectively adjusted for the acquisition of HST, WHC and MPLXT:

	December 31, 2016
(In millions)	MPLX LP (Previously Reported)	HST/WHC	MPLXT	Eliminations (1)	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$234	$—	$—	$—	$234
Receivables, net	297	1	1	—	299
Receivables from related parties	122	91	38	(4)	247
Inventories	54	1	—	—	55
Other current assets	33	—	—	—	33
Total current assets	740	93	39	(4)	868
Equity method investments	2,467	—	4	—	2,471
Property, plant and equipment, net	10,730	265	413	—	11,408
Intangibles, net	492	—	—	—	492
Goodwill	2,199	25	21	—	2,245
Long-term receivables from related parties	4	—	7	—	11
Other noncurrent assets	14	—	—	—	14
Total assets	$16,646	$383	$484	$(4)	$17,509
Liabilities
Current liabilities:
Accounts payable	$123	$5	$12	$—	$140
Accrued liabilities	228	4	—	—	232
Payables to related parties	75	4	12	(4)	87
Deferred revenue	2	—	—	—	2
Deferred revenue - related parties	34	4	—	—	38
Accrued property, plant and equipment	132	9	5	—	146
Accrued taxes	33	2	3	—	38
Accrued interest payable	53	—	—	—	53
Other current liabilities	24	1	2	—	27
Total current liabilities	704	29	34	(4)	763
Long-term deferred revenue	12	—	—	—	12
Long-term deferred revenue - related parties	15	—	4	—	19
Long-term debt	4,422	—	—	—	4,422
Deferred income taxes	5	—	1	—	6
Deferred credits and other liabilities	169	2	6	—	177
Total liabilities	5,327	31	45	(4)	5,399
Redeemable preferred units	1,000	—	—	—	1,000
Equity
Common unitholders - public	8,086	—	—	—	8,086
Class B unitholders	133	—	—	—	133
Common unitholder - MPC	1,069	—	—	—	1,069
General partner - MPC	1,013	—	—	—	1,013
Equity of Predecessor	—	352	439	—	791
Total MPLX LP partners’ capital	10,301	352	439	—	11,092
Noncontrolling interest	18	—	—	—	18
Total equity	10,319	352	439	—	11,110
Total liabilities and equity	$16,646	$383	$484	$(4)	$17,509

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.

The following table presents the Partnership’s previously reported Consolidated Balance Sheets as of December 31, 2015 retrospectively adjusted for the acquisition of HST and WHC:

	December 31, 2015
(In millions)	MPLX LP (Previously Reported)	HST/WHC	Eliminations (1)	MPLX LP (Currently Reported)
Assets
Current assets:
Cash and cash equivalents	$43	$—	$—	$43
Receivables, net	245	2	—	247
Receivables from related parties	187	56	(2)	241
Inventories	51	1	—	52
Other current assets	50	1	—	51
Total current assets	576	60	(2)	634
Equity method investments	2,458	—	—	2,458
Property, plant and equipment, net	9,997	217	—	10,214
Intangibles, net	466	—	—	466
Goodwill	2,570	25	—	2,595
Long-term receivables from related parties	25	—	—	25
Other noncurrent assets	12	—	—	12
Total assets	$16,104	$302	$(2)	$16,404
Liabilities
Current liabilities:
Accounts payable	$91	$5	$—	$96
Accrued liabilities	187	2	—	189
Payables to related parties	54	4	(2)	56
Deferred revenue - related parties	32	—	—	32
Accrued property, plant and equipment	168	6	—	174
Accrued taxes	27	1	—	28
Accrued interest payable	54	—	—	54
Other current liabilities	12	4	—	16
Total current liabilities	625	22	(2)	645
Long-term deferred revenue	4	—	—	4
Long-term deferred revenue - related parties	9	—	—	9
Long-term debt	5,255	—	—	5,255
Deferred income taxes	378	—	—	378
Deferred credits and other liabilities	166	1	—	167
Total liabilities	6,437	23	(2)	6,458
Equity
Common unitholders - public	7,691	—	—	7,691
Class B unitholders	266	—	—	266
Common unitholder - MPC	465	—	—	465
General partner - MPC	819	—	—	819
Equity of Predecessor	413	279	—	692
Total MPLX LP partners’ capital	9,654	279	—	9,933
Noncontrolling interest	13	—	—	13
Total equity	9,667	279	—	9,946
Total liabilities and equity	$16,104	$302	$(2)	$16,404

(1)	Represents intercompany transactions eliminated during the consolidation process, in accordance with GAAP.
The following table presents the Partnership’s previously reported Consolidated Statements of Cash Flows for the year ended December 31, 2016 retrospectively adjusted for the acquisition of HST, WHC and MPLXT:

	2016
(In millions)	MPLX LP (Previously Reported)	HST/WHC	MPLXT	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$258	$72	$104	$434
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	46	—	—	46
Depreciation and amortization	546	15	30	591
Impairment expense	130	—	—	130
Deferred income taxes	(17)	—	—	(17)
Asset retirement expenditures	(5)	(1)	—	(6)
Gain on disposal of assets	(1)	—	—	(1)
Loss from equity methods investments	74	—	—	74
Distributions from unconsolidated affiliates	148	—	—	148
Changes in:			—
Current receivables	(52)	1	(1)	(52)
Inventories	(8)	—	—	(8)
Change in fair value of derivatives	43	—	—	43
Current accounts payable and accrued liabilities	100	—	2	102
Receivables from / liabilities to related parties	6	2	(27)	(19)
All other, net	20	5	1	26
Net cash provided by operating activities	1,288	94	109	1,491
Investing activities:
Additions to property, plant and equipment	(1,206)	(60)	(47)	(1,313)
Acquisitions, net of cash acquired	—	—	—	—
Investments - loans from related parties	77	(33)	(61)	(17)
Disposal of assets	1	—	—	1
Investments in unconsolidated affiliates	(87)	—	—	(87)
All other, net	3	—	—	3
Net cash used in investing activities	(1,212)	(93)	(108)	(1,413)
Financing activities:
Long-term debt - borrowings	434	—	—	434
- repayments	(1,312)	—	—	(1,312)
Related party debt - borrowings	2,532	—	—	2,532
- repayments	(2,540)	—	—	(2,540)
Net proceeds from equity offerings	792	—	—	792
Issuance of redeemable preferred units	984	—	—	984
Distributions to preferred unitholders	(25)	—	—	(25)
Distributions to unitholders and general partner	(845)	—	—	(845)
Distributions to noncontrolling interests	(3)	—	—	(3)
Contributions from noncontrolling interests	6	—	—	6
Consideration payment to Class B unitholders	(25)	—	—	(25)
Contribution from MPC	225	—	—	225
Distributions to MPC from Predecessor	(104)	—	—	(104)
All other, net	(4)	(1)	(1)	(6)
Net cash provided by (used in) financing activities	115	(1)	(1)	113
Net increase in cash and cash equivalents	191	—	—	191
Cash and cash equivalents at beginning of period	43	—	—	43
Cash and cash equivalents at end of period	$234	$—	$—	$234
The following table presents the Partnership’s previously reported Consolidated Statements of Cash Flows for the year ended December 31, 2015 retrospectively adjusted for the acquisition of HST and WHC:

	2015
(In millions)	MPLX LP (Previously Reported)	HST/WHC	MPLX LP (Currently Reported)
Increase (decrease) in cash and cash equivalents
Operating activities:
Net income	$249	$84	$333
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred financing costs	5	—	5
Depreciation and amortization	116	13	129
Deferred income taxes	1	—	1
Asset retirement expenditures	(1)	—	(1)
Income from equity methods investments	(3)	—	(3)
Distributions from unconsolidated affiliates	15	—	15
Changes in:
Current receivables	(29)	—	(29)
Inventories	1	—	1
Change in fair value of derivatives	(6)	—	(6)
Current accounts payable and accrued liabilities	2	3	5
Receivables from / liabilities to related parties	(22)	(12)	(34)
All other, net	12	(1)	11
Net cash provided by operating activities	340	87	427
Investing activities:
Additions to property, plant and equipment	(288)	(46)	(334)
Acquisitions, net of cash acquired	(1,218)	—	(1,218)
Investments - loans from related parties	(77)	(41)	(118)
Investments in unconsolidated affiliates	(14)	—	(14)
All other, net	(2)	—	(2)
Net cash used in investing activities	(1,599)	(87)	(1,686)
Financing activities:
Long-term debt - borrowings	1,490	—	1,490
- repayments	(1,441)	—	(1,441)
Related party debt - borrowings	301	—	301
- repayments	(293)	—	(293)
Debt issuance costs	(11)	—	(11)
Net proceeds from equity offerings	1	—	1
Issuance of units in MarkWest Merger	169	—	169
Contributions from MPC - MarkWest Merger	1,230	—	1,230
Distributions to unitholders and general partner	(158)	—	(158)
Distributions to noncontrolling interests	(1)	—	(1)
Contribution from MPC	1	—	1
Distributions related to purchase of additional interest in Pipe Line Holdings	(12)	—	(12)
All other, net	(1)	—	(1)
Net cash provided by financing activities	1,275	—	1,275
Net increase in cash and cash equivalents	16	—	16
Cash and cash equivalents at beginning of period	27	—	27
Cash and cash equivalents at end of period	$43	$—	$43

MarkWest [Member]
Business Acquisition [Line Items]
Components Of The Fair Value Of Consideration Transferred [Table Text Block]
The components of the fair value of consideration transferred are as follows:

(In millions)
Fair value of units issued	$7,326
Cash	1,230
Paid/payable to MarkWest Class B unitholders	50
Total fair value of consideration transferred	$8,606

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the final purchase price allocation. Subsequent to December 31, 2015, additional analysis was completed and adjustments were made to the preliminary purchase price allocation as noted in the table below. The fair value of assets acquired and liabilities and noncontrolling interests assumed at the acquisition date as of December 31, 2016, are as follows:

(In millions)	As Originally Reported	Adjustments	As Adjusted
Cash and cash equivalents	$12	$—	$12
Receivables	164	—	164
Inventories	33	(1)	32
Other current assets	44	—	44
Equity method investments	2,457	143	2,600
Property, plant and equipment	8,474	43	8,517
Intangibles	468	65	533
Other noncurrent assets	5	—	5
Total assets acquired	11,657	250	11,907
Accounts payable	322	—	322
Accrued liabilities	13	6	19
Accrued taxes	21	—	21
Other current liabilities	44	—	44
Long-term debt	4,567	—	4,567
Deferred income taxes	374	3	377
Deferred credits and other liabilities	151	—	151
Noncontrolling interest	13	—	13
Total liabilities and noncontrolling interest assumed	5,505	9	5,514
Net assets acquired excluding goodwill	6,152	241	6,393
Goodwill	2,454	(241)	2,213
Net assets acquired	$8,606	$—	$8,606

Business Acquisition, Pro Forma Information [Table Text Block]
The amounts of revenue and income from operations associated with MarkWest in the Consolidated Statements of Income for 2015 are as follows:

(In millions)	2015
Revenues and other income	$126
Income from operations	32

MarkWest Utica EMG [Member]
Business Acquisition [Line Items]
Historical Information for Deconsolidated Entity [Table Text Block]
A summary of the amounts included in the historical financial statements of MarkWest for the year ended December 31, 2014 and the period from January 1, 2015 through December 3, 2015 related to MarkWest Utica EMG are as follows:

(in millions)	2015	2014
Revenue and other income	$152	$85
Cost of revenue excluding depreciation and amortization	27	48
Depreciation and amortization	61	50
Net income attributable to noncontrolling interest	64	31
Net loss	(5)	(46)